UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23617

Engine No. 1 ETF Trust

(Exact name of registrant as specified in charter)

710 Sansome Street, San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Jennifer Grancio

Fund Management at Engine No. 1 LLC
710 Sansome Street
San Francisco, CA 94111

 (Name and address of agent for service)

Copy to:

John J. Mahon

Schulte Roth & Zabel LLP

901 Fifteenth Street, NW, Suite 800

Washington, DC 20005

Telephone Number: (202) 729-7477

Registrant’s Telephone Number, including Area Code: (628)251-1222

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 to June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

The following one series of the registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period:

Engine No. 1 Transform 500 ETF

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engine No. 1 ETF Trust

By:	/s/ Jennifer Grancio
Jennifer Grancio
President and Principal Executive Officer

Date:	August 23, 2021